IDS
                                                                           Bond
                                                                           Fund
                                                         1999 SEMIANNUAL REPORT


(icon of) clock


The goal of IDS Bond Fund, Inc. is to provide shareholders with a high level of current income while attempting to conserve the value of the investment.

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

Striking a Balance Among Bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government -- the bond issuer -- that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest.

IDS Bond Fund invests mainly in bonds issued by U.S. corporations, but it also holds some U.S. government bonds, as well as foreign bonds. The portfolio manager shifts this mix as investment conditions dictate. In doing so, the Fund seeks to provide long-term return potential for investors.



CONTENTS
From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in  Securities              18

From the Chairman

(picture of) Arne H. Calrson
Arne H. Carlson
Chairman of the board

It is an honor for me to join the IDS Mutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of government employees. My responsibility in the upcoming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation (AEFC), nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of AEFC and for the services it provides to investors. Your financial advisor assists you in financial planning, conducts regular investment reviews and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy and that it wants you to participate in that growth. Consistent with that, our board is here to serve you and represent your interests in a professional manner.



Arne H. Carlson


From the Portfolio Manager

(picture of) Frederick Quirsfeld
Frederick Quirsfeld
Portfolio manager

An improving environment for bonds other than U.S. Treasury issues set the stage for a positive performance by IDS Bond Fund during the first half of the fiscal year. For the six months -- September 1998 through February 1999 -- the total return (net asset value change and interest income) for the Fund's Class A shares was 2.36%.

The period began with corporate, mortgage-backed and emerging-market bonds -- the bulk of the Fund's portfolio -- still feeling the effects of last summer's "flight to quality" that stemmed from economic turmoil in Asia, Russia and parts of Latin America. The condition resulted in a big boost in price for U.S. Treasury bonds at the expense of other sectors of the market.

But by fall, the mood of the market began to change. Encouraged by ongoing reports of low inflation and solid economic growth in the U.S., not to mention three reductions in short-term interest rates by the Federal Reserve, investors evidently decided that it was time to venture outside the ultra-safe world of Treasuries. The result was a trend toward generally rising prices for the Fund's corporate and mortgage-backed holdings that continued through the winter until it was reversed by a run-up in long-term interest rates in February.


EMPHASIS ON `CORPORATES'
Looking at the portfolio mix, the biggest portion (about 55%) remained in corporate bonds, which included mostly high-grade issues complemented by a moderate amount of low-grades. Investments in mortgage-backed bonds rose from about 15% to 20%, as I added to that group based on the above-average value they offered. The next-largest exposure (10% to 12%) was to Treasury bonds, followed by emerging-market issues (about 5% at period-end).

As the period progressed, I lowered the portfolio's duration somewhat. (Duration, a function of the average maturity of the bonds in the portfolio, determines how sensitive the Fund's net asset value is to changes in interest rates. The longer the duration, the greater the sensitivity.) The duration reduction was a reflection of my view that, because the economy appeared to remain remarkably robust, long-term interest rates would most likely rise modestly in the months ahead. That proved to be true in February.

At this writing (mid-March), I have yet to see any changes in the market fundamentals to make me alter the basic structure of the portfolio. Should conditions remain relatively stable in the second half of the fiscal year, I expect corporate and mortgage-backed bonds -- the majority of the Fund's holdings -- to continue to be the most productive sectors of the market.



Frederick Quirsfeld

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 28, 1999                                                         $5.01
Aug. 31, 1998                                                         $5.11
Decrease                                                              $0.10

Distributions -- Sept. 1, 1998 - Feb. 28, 1999
From income                                                           $0.19
From capital gains                                                    $0.03
Total distribution                                                    $0.22

Total return*                                                        +2.36%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 28, 1999                                                         $5.01
Aug. 31, 1998                                                         $5.11
Decrease                                                              $0.10

Distributions -- Sept. 1, 1998 - Feb. 28, 1999
From income                                                           $0.17
From capital gains                                                    $0.03
Total distribution                                                    $0.20

Total return*                                                        +1.98%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 28, 1999                                                         $5.01
Aug. 31, 1998                                                         $5.11
Decrease                                                              $0.10

Distributions -- Sept. 1, 1998 - Feb. 28, 1999
From income                                                           $0.19
From capital gains                                                    $0.03
Total distribution                                                    $0.22

Total return*                                                        +2.40%**
 *The prospectus discusses the effect of sales charges, if  any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                          Percent                 Value
                                      (of net assets)     (as of Feb. 28, 1999)
Virginia Electric & Power                   .87%             $35,726,785
6.75% 2007
Bistro Trust                                .76               31,377,774
9.50% 2002
New York Telephone                          .72               29,676,752
9.38% 2031
Connecticut Light & Power                   .72               29,562,287
7.75% 2002
Ford Capital                                .55               22,706,972
9.50% 2010
Scotland Bank                               .55               22,638,942
8.80% 2004
Tenet Healthcare                            .55               22,522,774
8.13% 2008
Cleveland Electric Illuminating             .52               21,508,887
7.67% 2004
Salomon                                     .51               21,068,580
7.00% 1999
Turner Broadcasting                         .51               21,008,023
8.40% 2024
Excludes U.S. Treasury and government agency holdings.
For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.


(picture of) pie chart

The 10 holdings listed here
make up 6.26% of net assets.


Financial  Statements

Statement of assets and liabilities
IDS Bond Fund, Inc.

Feb. 28, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $4,198,596,509)                                                    $4,210,802,684
Dividends and accrued interest receivable                                                  56,570,083
Receivable for investment securities sold                                                   4,314,992
                                                                                            ---------
Total assets                                                                            4,271,687,759
                                                                                        -------------
Liabilities
Disbursements in excess of cash on demand deposit                                           3,091,574
Payable for investment securities purchased                                               151,090,651
Payable upon return of securities loaned (Note 4)                                           1,135,200
Dividends payable to shareholders                                                           1,997,727
Accrued investment management services fee                                                     54,310
Accrued distribution fee                                                                       23,386
Accrued service fee                                                                            19,194
Accrued transfer agency fee                                                                    11,833
Accrued administrative services fee                                                             4,770
Other accrued expenses                                                                        116,154
                                                                                              -------
Total liabilities                                                                         157,544,799
                                                                                          -----------
Net assets applicable to outstanding capital stock                                     $4,114,142,960
                                                                                       ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                               $    8,213,007
Additional paid-in capital                                                              4,100,405,139
Undistributed net investment income                                                         2,384,212
Accumulated net realized gain (loss)                                                      (15,586,514)
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                                         18,727,116
                                                                                           ----------
Total -- representing net assets applicable to outstanding capital stock               $4,114,142,960
                                                                                       ==============
Net assets applicable to outstanding shares:            Class A                        $2,722,112,212
                                                        Class B                        $1,137,575,780
                                                        Class Y                        $  254,454,968
Net asset value per share of outstanding capital stock: Class A shares   543,418,328   $         5.01
                                                        Class B shares   227,093,277   $         5.01
                                                        Class Y shares    50,789,093   $         5.01

See accompanying notes to financial statements.




Statement of operations
IDS Bond Fund, Inc.

Six months ended Feb. 28, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $  2,697,562
Interest                                                                    148,471,475
                                                                            -----------
Total income                                                                151,169,037
                                                                            -----------
Expenses (Note 2):
Investment management services fee                                            9,661,188
Distribution fee-- Class B                                                    4,072,849
Transfer agency fee                                                           2,046,671
Incremental transfer agency fee-- Class B                                        39,354
Service fee
   Class A                                                                    2,318,134
   Class B                                                                      944,014
   Class Y                                                                      118,382
Administrative services fees and expenses                                       878,415
Compensation of board members                                                    13,614
Custodian fees                                                                  107,861
Postage                                                                         263,134
Registration fees                                                               161,128
Reports to shareholders                                                          39,427
Audit fees                                                                       20,125
Other                                                                            15,339
                                                                                 ------
Total expenses                                                               20,699,635
   Earnings credits on cash balances (Note 2)                                  (173,128)
                                                                               --------
Total net expenses                                                           20,526,507
                                                                             ----------
Investment income (loss) -- net                                             130,642,530
                                                                            -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                           (14,120,265)
   Foreign currency transactions                                                133,221
                                                                                -------
Net realized gain (loss) on  investments  (13,987,044)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       (28,903,276)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (42,890,320)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $ 87,752,210
                                                                           ============

See accompanying notes to financial statements.




Statements of changes in net assets
IDS Bond Fund, Inc.
                                                                      Feb. 28, 1999      Aug. 31, 1998
                                                                     Six months ended     Year ended
                                                                        (Unaudited)

Operations and distributions
Investment income (loss)-- net                                       $  130,642,530    $  255,611,139
Net realized gain (loss) on investments                                 (13,987,044)       35,089,295
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   (28,903,276)      (67,075,582)
                                                                        -----------       -----------
Net  increase  (decrease)  in net  assets  resulting  from  operations   87,752,210       223,624,852
                                                                         ----------       -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (91,263,267)     (185,166,841)
      Class B                                                           (32,766,907)      (60,794,441)
      Class Y                                                            (8,115,202)      (10,267,513)
   Net realized gain
      Class A                                                           (23,801,353)      (41,282,498)
      Class B                                                            (9,728,585)      (14,848,739)
      Class Y                                                            (2,147,339)       (1,901,326)
                                                                         ----------        ----------
Total distributions                                                    (167,822,653)     (314,261,358)
                                                                       ------------      ------------

Capital share transactions (Note 6)
Proceeds from sales
   Class A shares (Note 2)                                              244,207,273       464,140,220
   Class B shares                                                       200,773,812       350,432,516
   Class Y shares                                                        87,796,144       161,452,699
Reinvestment of distributions at net asset value
   Class A shares                                                        83,841,122       158,793,960
   Class B shares                                                        38,171,524        66,114,629
   Class Y shares                                                        10,429,654        11,994,698
Payments for redemptions
   Class A shares                                                      (262,263,987)     (498,864,299)
   Class B shares (Note 2)                                             (136,499,429)     (247,706,628)
   Class Y shares                                                       (63,275,596)      (59,320,071)
                                                                        -----------       -----------
Increase (decrease) in net assets from capital share transactions       203,180,517       407,037,724
                                                                        -----------       -----------
Total increase (decrease) in net assets                                 123,110,074       316,401,218
Net assets at beginning of period                                     3,991,032,886     3,674,631,668
                                                                      -------------     -------------
Net assets at end of period                                          $4,114,142,960    $3,991,032,886
                                                                     ==============    ==============
Undistributed net investment income                                  $    2,384,212    $    3,887,058
                                                                     --------------    --------------

See accompanying notes to financial statements.

Notes to Financial Statements
IDS Bond Fund, Inc.

(Unaudited as to Feb. 28, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTNG POLICIES
The Fund is registered under the Investment  Company Act of 1940 (as amended) as
a  diversified,   open-end  management  investment  company.  The  Fund  invests primarily in corporate bonds and other debt securities.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Feb. 28, 1999, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Feb. 28, 1999 was $5,768,748 representing 0.14% of net assets. Pursuant to guidelines adopted by the Fund's board, certain unregistered securities are determined to be liquid and are not included in the 10% limitation specified above.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, the Fund amortizes premium and original issue discount daily and market discount is recognized at the time of sale. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. EXPENSES AND SALES CHARGES
The Fund entered into agreements  with American  Express  Financial  Corporation
(AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $15.50

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class A and $16.50 for Class B. Effective April 1, 1999, the annual rate per shareholder account will change to $17.50 for Class Y.

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $5,202,068 for Class A and $445,321 for Class B for the six months ended Feb. 28, 1999.

During the six months ended Feb. 28, 1999, the Fund's custodian and transfer agency fees were reduced by $173,128 as a result of earnings credits from overnight cash balances.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,021,426,583 and $799,892,301, respectively, for the six months ended Feb. 28, 1999. Realized gains and losses are determined on an identified cost basis.


4. LENDING OF PORTFOLIO SECURITIES
As of Feb. 28, 1999, securities valued at $1,082,310 were on loan to brokers. For collateral, the Fund received $1,135,200 in cash. Income from securities lending amounted to $8,678 for the six months ended Feb. 28, 1999. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


5. INTEREST RATE FUTURES CONTRACTS
Investments in securities as of Feb. 28, 1999, included securities valued at $4,007,817 that were pledged as collateral to cover initial margin deposits on 1,172 open sale contracts. The market value of the open sale contracts as of Feb. 28, 1999 was $142,361,375 with a net unrealized gain of $6,533,437.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                  Six months ended Feb. 29, 1999
                                         Class A           Class B           Class Y
Sold                                   47,788,076         39,289,497       17,190,308
Issued for reinvested distributions    16,454,422          7,491,271        2,046,946
Redeemed                              (51,329,388)       (26,726,526)     (12,385,121)
                                      -----------        -----------      -----------
Net increase (decrease)                12,913,110         20,054,242        6,852,133

                                                     Year ended Aug. 31, 1998
                                         Class A           Class B           Class Y
Sold                                   88,430,002         66,777,710       30,799,950
Issued for reinvested distributions    30,359,464         12,641,358        2,294,191
Redeemed                              (95,013,501)       (47,187,636)     (11,310,471)
                                      -----------        -----------      -----------
Net increase (decrease)                23,775,965         32,231,432       21,783,670


7. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Feb.
28, 1999.

FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Aug. 31,

Per share income and capital changesa

                                                                     Class A

                                                   1999b     1998      1997       1996       1995

Net asset value, beginning of period              $5.11     $5.22     $4.99      $5.05      $4.91

Income from investment operations:

Net investment income (loss)                        .17       .36       .35        .36        .38

Net gains (losses) (both realized and unrealized)  (.05)     (.03)      .23       (.07)       .23

Total from investment operations                    .12       .33       .58        .29        .61

Less distributions:

Dividends from net investment income               (.17)     (.36)     (.35)      (.35)      (.37)
Distributions from realized gains                  (.05)     (.08)       --         --       (.10)

Total distributions                                (.22)     (.44)     (.35)      (.35)      (.47)

Net asset value, end of period                    $5.01     $5.11     $5.22      $4.99      $5.05

Ratios/supplemental data

                                                                     Class A

                                                   1999b     1998      1997       1996       1995

Net assets, end of period (in millions)          $2,722    $2,709    $2,646     $2,563     $2,363

Ratio of expenses to average daily net assetsc     .83%d     .83%      .84%       .84%       .78%

Ratio of net investment income (loss)

to average daily net assets                        6.71%d   6.79%     6.86%      7.01%      7.84%

Portfolio turnover rate

(excluding short-term securities)                    20%      43%       50%        45%        43%

Total returne                                      2.36%    6.30%    12.06%      5.77%     13.65%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 28, 1999 (Unaudited).
c Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.



Fiscal period ended Aug. 31,
Per share income and capital changesa

                                                               Class B                          Class Y

                                                   1999c  1998   1997   1996   1995b    1999c  1998   1997   1996   1995b

Net asset value, beginning of period              $5.11  $5.22  $4.99  $5.05  $4.79    $5.11  $5.22  $4.99  $5.05  $4.79

Income from investment operations:
Net investment income (loss)                        .15    .32    .31    .32    .17      .17    .36    .36   .37     .19

Net gains (losses) (both realized and unrealized)  (.05)  (.03)   .23   (.07)   .26     (.05)  (.03)   .23  (.07)    .26

Total from investment operations                    .10    .29    .54    .25    .43      .12    .33    .59   .30     .45

Less distributions:

Dividends from net investment income               (.15)  (.32)  (.31)  (.31)  (.17)    (.17)  (.36)  (.36)  (.36)  (.19)

Distributions from realized gains                  (.05)  (.08)     --    --     --     (.05)  (.08)    --     --     --

Total distributions                                (.20)  (.40)  (.31)  (.31)  (.17)    (.22)  (.44)  (.36)  (.36)  (.19)

Net asset value, end of period                    $5.01  $5.11  $5.22  $4.99  $5.05    $5.01  $5.11  $5.22  $4.99  $5.05

Ratios/supplemental data

                                                              Class B                          Class Y

                                                   1999c  1998  1997   1996   1995b     1999c  1998   1997   1996   1995b
Net assets, end of period
(in millions)                                    $1,138 $1,057  $913   $848   $782      $254   $224   $116    $88    $64

Ratio of expenses to average daily net assetsd    1.59%e 1.59% 1.60%  1.60%  1.63%e     .76%e  .76%   .70%   .67%   .67%e

Ratio of net investment income
(loss) to average daily net assets                5.96%e 6.03% 6.10%  6.24%  6.81%e    6.78%e 6.90%  7.01%  7.19%  8.44%e

Portfolio turnover rate
(excluding short-term securities)                   20%    43%   50%    45%     43%       20%   43%    50%    45%    43%

Total returnf                                     1.98%  5.50% 11.21% 4.96%   9.00%     2.40% 6.40% 12.21%  5.95%  9.40%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Six months ended Feb. 28, 1999 (Unaudited).
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total  return  does  not  reflect   payment  of  a  sales   charge.

Investments in Securities

IDS Bond Fund, Inc
Feb. 28, 1999 (Unaudited)


(Percentages represent value of investments compared to net assets)

Bonds (92.9%)
Issuer                                        Coupon          Principal         Value(a)
                                               rate            amount

Government obligations (12.2%)
City of Moscow
   (U.S. Dollar) Zero Coupon
      12-31-98                                21.80%      $3,691,890(c,f)      $572,612
Govt of Algeria
   (U.S. Dollar)
      03-04-00                                 7.06        1,636,364(c)       1,341,818
      09-04-06                                 6.60        2,672,727(c)       1,122,545
Govt of Russia
   (Russian Ruble)
      09-27-00                                14.00       19,002,914(c)          24,592
      12-15-20                                 6.63       22,000,000(c)       1,567,500
   (Russian Ruble) Zero Coupon
      05-05-99                                   --       16,822,000(b,c,f,n)        --
   (U.S. Dollar)
      07-24-05                                 8.75        2,235,000(c,e)       491,700
      06-24-28                                12.75          835,000(c,e)       222,841
      12-29-49                                 6.63          541,652(c)          55,519
Govt Trust Certs Israel
      11-15-01                                 9.25        6,235,395          6,406,073
People's Republic of China
   (U.S. Dollar)
      07-03-01                                 7.38        3,500,000(c)       3,433,329
      01-15-96                                 9.00       10,000,000(c)       9,685,893
Province of Mendoza
   (U.S. Dollar)
      09-04-07                                10.00        3,200,000(c,e)     2,060,000
Republic of Argentina
   (Argentine Peso)
      07-10-02                                 8.75        2,500,000(c)       2,000,740
      02-12-07                                11.75        4,750,000(c)       3,802,969
   (U.S. Dollar)
      12-04-05                                11.00        7,000,000(c)       6,300,000
      03-31-23                                 5.75        4,450,000(c)       2,967,594
Republic of Korea
   (U.S. Dollar)
      04-15-08                                 8.88        7,800,000(c)       8,244,951
Republic of Panama
   (U.S. Dollar)
      02-13-02                                 7.88        3,000,000(c,e)     2,902,500
Republic of Philippines
   (U.S. Dollar)
      01-15-19                                 9.88        3,000,000(c)       2,982,538
Resolution Funding Corp
   Zero Coupon
      04-15-99                                 8.68       11,500,000(f)      11,430,287
U.S. Treasury
      09-30-99                                 7.13       26,500,000         26,843,626
      11-15-01                                 7.50       64,900,000         68,600,202
      08-15-02                                 6.38       17,300,000(p)      17,891,663
      05-15-04                                 7.25       16,450,000         17,875,664
      02-15-16                                 9.25       50,000,000         68,281,000
      11-15-16                                 7.50        8,100,000          9,590,455
      05-15-17                                 8.75       50,000,000         66,307,340
      08-15-17                                 8.88       42,750,000         57,347,573
      11-15-21                                 8.00        5,150,000(p)       6,538,634
      08-15-23                                 6.25       30,000,000         31,689,300
   TIPS
      07-15-02                                 3.63       20,000,000(k)      20,350,664
      01-15-07                                 3.38        5,900,000(k)       5,890,267
      01-15-08                                 3.63       20,000,000(k)      19,892,110
United Mexican States
   (U.S. Dollar)
      12-31-19                                 6.25       13,000,000(c)       9,701,250
      05-15-26                                11.50        5,500,000(c,h)     5,768,125
Total                                                                       500,183,874

Mortgage-backed securities (18.1%)
Federal Home Loan Mtge Corp
      07-01-07                                 6.50          310,991            310,366
      11-01-10                                 6.00       10,023,926          9,966,489
      03-01-13                                 5.50       11,037,849         10,740,196
      04-01-17                                 8.00          431,844            451,143
      08-01-24                                 8.00        6,778,766          7,057,441
      12-01-27                                 6.00       10,472,783         10,179,192
      10-01-28                                 7.00       37,980,716         38,491,082
   Collateralized Mtge Obligation
      03-15-22                                 7.00       10,000,000          9,996,438
      04-15-22                                 8.50       17,000,000         17,784,890
      07-15-22                                 7.00       12,000,000         12,017,400
   Trust Series Z
      04-25-24                                 8.25        6,536,714(d)       6,539,888
Federal Natl Mtge Assn
      02-15-08                                 5.75       22,365,000         22,271,584
      07-01-08                                 6.50        8,948,593          9,018,481
      01-01-09                                 5.50        7,703,310          7,527,597
      11-01-09                                 9.00            1,982              2,110
      06-01-10                                 6.50       19,419,983         19,571,653
      08-01-11                                 8.50       26,212,747         27,408,539
      04-01-13                                 6.00       14,077,410         13,951,923
      05-01-13                                 6.50       37,585,916         37,856,065
      08-01-13                                 6.00       33,403,275         33,096,966
      11-01-13                                 6.00       38,685,407         38,334,821
      04-01-23                                 8.50        8,032,854          8,508,720
      05-01-23                                 6.50       31,681,572         31,511,759
      08-01-23                                 6.50        2,596,816          2,582,897
      09-01-23                                 6.50        3,689,724          3,669,948
      11-01-23                                 6.50        7,264,403          7,225,466
      01-01-24                                 6.50       48,543,108         48,282,916
      02-01-24                                 6.50        6,729,330          6,693,260
      05-01-24                                 6.00       51,509,209         50,080,858
      06-01-24                                 9.00        6,519,942          6,975,425
      07-01-24                                 8.50        2,676,921          2,825,463
      02-01-25                                 8.00        3,761,352          3,912,972
      09-01-25                                 6.50       21,795,607         21,665,052
      09-01-25                                 8.00        7,273,821          7,567,028
      01-01-26                                 6.00       20,981,084         20,360,044
      02-01-26                                 7.00       32,470,586         32,890,328
      06-01-28                                 6.00       30,053,652         29,145,130
      10-01-28                                 6.00       19,958,789         19,355,435
      11-01-28                                 6.50       11,365,267         11,293,666
      12-01-28                                 6.00       22,878,331         22,186,719
      12-01-28                                 6.50        5,135,575          5,103,221
   Collateralized Mtge Obligation
      05-18-26                                 5.00       15,000,000         13,752,329
   Trust Series Z
      02-25-24                                 6.00        6,744,251(d)       5,924,015
Govt Natl Mtge Assn
      12-01-08                                 7.00       26,534,562         27,214,377
      02-15-24                                 8.00        2,588,400          2,699,080
      02-15-25                                 9.00        1,123,095          1,200,252
      06-15-26                                 8.00        4,077,410          4,249,232
      08-15-26                                 8.00        6,994,084          7,288,815
Merrill Lynch Mtge Investors
      06-15-21                                 8.01        3,916,482          3,642,940
Prudential Bache
   Collateralized Mtge Obligation
      04-01-19                                 7.97        5,328,961          5,480,218
Total                                                                       745,861,829

Aerospace & defense (1.4%)
Compass Aerospace
   Sr Sub Nts
      04-15-05                                10.13        7,180,000(e)       6,982,550
Goodrich (BF)
      07-01-01                                 9.63       10,000,000         10,766,140
L-3 Communications
   Sr Sub Nts
      05-15-08                                 8.50        6,400,000          6,680,000
   Sr Sub Nts Series B
      05-01-07                                10.38        5,000,000          5,512,500
McDonnell Douglas Finance
   Medium-term Sr Nts
      01-27-10                                 7.22       10,000,000         10,708,565
United Defense Inds
   Company Guaranty
      11-15-07                                 8.75        6,000,000          6,060,000
United Technologies
      11-15-19                                 8.88       10,000,000         12,493,509
Total                                                                        59,203,264

Airlines (0.8%)
Aviation Sales
   Company Guaranty
      02-15-08                                 8.13        4,135,000          4,140,169
Continental Airlines
   Series 1996A
      04-15-15                                 6.94       13,957,919         14,142,303
   Series 1996B
      04-15-15                                 7.82        4,652,639          4,893,972
Delta Air Lines
      05-15-10                                10.13       10,000,000         11,680,489
Total                                                                        34,856,933

Automotive & related (1.1%)
Arvin Capital
   Company Guaranty
      02-01-27                                 9.50       10,000,000         10,843,872
Ford Motor
      10-01-28                                 6.63       10,000,000          9,814,983
Ford Motor Credit
      06-15-07                                 7.20        5,500,000          5,855,060
Hayes Lemmerz Intl
   Company Guaranty Series B
      07-15-07                                 9.13       10,000,000         10,575,000
MSX Intl
   Company Guaranty
      01-15-08                                11.38        7,700,000          7,642,250
Total                                                                        44,731,165

Banks and savings & loans (4.1%)
ABN-Amro Bank
   (U.S. Dollar) Sub Nts Series B
      05-15-23                                 7.75        9,000,000(c)       9,626,655
Banco General
   (U.S. Dollar)
      08-01-02                                 7.70        7,500,000(c,e)     6,915,605
Bank One
   Medium-term Nts Series A
      02-17-09                                 6.00       10,000,000          9,715,581
BankAmerica
   Sub Nts Series B
      12-31-26                                 7.70       10,000,000(e)      10,302,109
Central Fidelity Capital
   Company Guaranty Series A
      04-15-27                                 6.35       16,500,000         16,387,965
Comerica Bank
   Sub Nts
      10-01-08                                 6.00        9,780,000          9,394,463
Dao Heng Bank
   (U.S. Dollar) Sub Nts
      01-24-07                                 7.75       12,000,000(c,e)     9,518,880
Firstar Capital
   Company Guaranty Series B
      12-15-26                                 8.32       10,000,000         10,538,004
Fleet Financial Group
   Sub Nts
      05-15-08                                 6.38        4,000,000          3,987,155
Greenpoint Capital
   Company Guaranty
      06-01-27                                 9.10        5,000,000          5,409,147
M & I Capital
   Company Guaranty
      12-01-26                                 7.65       10,000,000         10,184,087
Mellon Capital
   Company Guaranty Series A
      12-01-26                                 7.72        3,850,000          3,952,170
Meridian Bancorp
   Sub Deb
      07-15-02                                 7.88       10,400,000         11,034,048
Morgan (JP)
   Sr Sub Medium-term Nts Series A
      02-15-12                                 4.00       13,000,000(l)      11,546,210
Scotland Bank
   (U.S. Dollar)
      01-27-04                                 8.80       20,500,000(c,e)    22,638,942
Union Planters Capital
   Company Guaranty
      12-15-26                                 8.20       10,000,000         10,063,672
Washington Mutual Capital
   Company Guaranty
      06-01-27                                 8.38        5,800,000(e)       6,261,262
Total                                                                       167,475,955

Building materials & construction (1.2%)
Formica
   Sr Sub Nts
      03-01-09                                10.88        1,700,000(e)       1,689,375
Foster Wheeler
      11-15-05                                 6.75       11,000,000         10,631,575
Nortek
   Sr Nts
      08-01-08                                 8.88        7,500,000(e)       7,668,750
Pulte
   Sr Nts
      12-15-03                                 7.00        7,700,000          7,845,590
Tyco Intl Group
   (U.S. Dollar) Company Guaranty
      06-15-28                                 7.00       20,000,000(c)      20,046,674
Total                                                                        47,881,964

Chemicals (1.2%)
Allied Waste North America
   Sr Nts
      01-01-09                                 7.88       10,625,000(e)      10,757,813
IMC Global
      10-15-01                                 6.63       10,000,000          9,895,610
USA Waste Services
   Sr Nts
      10-01-07                                 7.13       15,000,000         15,568,044
Waste Management
   Sr Nts
      07-15-28                                 7.00       12,500,000         11,831,526
Total                                                                        48,052,993

Communications equipment & services (1.8%)
BellSouth Telecommunications
      10-01-25                                 7.00       10,000,000         10,633,100
      12-01-95                                 7.00       10,000,000         10,383,674
Celcaribe
   Sr Nts
      03-15-04                                13.50        3,250,000          2,754,375
   Units
      03-15-04                                13.50        2,870,000(e)       5,115,775
EchoStar DBS
   Sr Nts
      02-01-09                                 9.38        8,200,000(e)       8,261,500
GTE California
      09-01-09                                 6.70       10,000,000         10,444,238
Jordan Telecommunications Products
   Sr Nts Series B
      08-01-07                                 9.88       10,000,000          9,775,000
Level 3 Communications
   Sr Nts
      05-01-08                                 9.13        2,250,000          2,193,750
NTL
   Zero Coupon Sr Nts Series B
      04-01-03                                 9.78        7,625,000(g)       5,223,125
PhoneTel Technologies
   Sr Nts
      12-15-06                                12.00        5,500,000(b)       2,475,000
TCI Telecommunications
   Sr Nts
      02-15-28                                 7.13        8,000,000          8,447,712
Total                                                                        75,707,249

Computers & office equipment (0.5%)
At Home
   Cv Sub Deb
      12-12-18                                  .53        2,500,000(e)       1,871,475
Cooperative Computing
   Sr Sub Nts
      02-01-08                                 9.00        7,000,000          6,133,750
Hewlett-Packard
   Zero Coupon Cv Sub Nts
      10-15-17                                 3.13        2,500,000(e,f)     1,368,750
   Zero Coupon Sub Nts
      10-14-17                                 3.13        7,500,000(f)       4,246,875
Solectron
   Cv Sub Nts
      01-27-19                                 4.00       11,000,000(e)       5,252,500
Total                                                                        18,873,350

Consumer finance -- personal loans (0.2%)
Yale University
      04-15-96                                 7.38        6,000,000          6,602,819

Electronics (0.7%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63       10,000,000(c,e)     8,789,156
Kent Electronics
   Cv Sub Nts
      09-01-04                                 4.50        2,500,000          1,931,250
Reliance Electric
      04-15-03                                 6.80        6,000,000          6,198,721
STMicroelectronics
   (U.S. Dollar) Zero Coupon Cv Sub Nts
      06-10-08                                  .50        4,275,000(c,f)     3,975,622
Thomas & Betts
      01-15-06                                 6.50        9,200,000          9,254,630
Total                                                                        30,149,379

Energy (2.8%)
Canadian Forest Oil
   (U.S. Dollar) Company Guaranty
      09-15-07                                 8.75        5,500,000(c)       4,895,000
Enron Oil & Gas
      11-15-06                                 6.70        5,000,000          5,101,614
Honam Oil Refinery
   (U.S. Dollar)
      10-15-05                                 7.13        9,000,000(c,e)     8,235,000
Ocean Energy
   Company Guaranty Series B
      07-01-05                                 7.63       10,000,000          9,437,500
Oryx Energy
      04-01-01                                10.00        9,650,000         10,278,325
Parker & Parsley Petroleum
   Sr Nts
      08-15-07                                 8.25        9,500,000          8,671,135
PDV America
   Sr Nts
      08-01-03                                 7.88       15,000,000         13,436,631
Pennzenergy
   Cv
      08-15-08                                 4.90        2,500,000          2,437,500
Petronas
   (U.S. Dollar)
      08-15-15                                 7.75       10,000,000(c)       8,638,690
Roil
   (U.S. Dollar)
      12-05-02                                12.78        4,350,000(c,e)       783,000
Swift Energy
   Cv Sub Nts
      11-15-06                                 6.25        2,175,000          1,566,000
Tesoro Petroleum
   Company Guaranty Series B
      07-01-08                                 9.00        7,150,000          6,980,188
Texaco Capital
      04-01-32                                 8.63       10,000,000         12,483,635
   Gtd Deb
      03-01-43                                 7.50        3,000,000          3,165,370
USX-Marathon Group
      05-15-22                                 9.38       17,500,000         19,595,278
Total                                                                       115,704,866

Energy equipment & services (0.3%)
Global Marine
      09-01-07                                 7.13       10,000,000         10,034,610
Pride Intl
   Zero Coupon Cv Sub Deb
      04-24-18                                 5.84       10,000,000(f)       2,200,000
Total                                                                        12,234,610

Financial services (5.1%)
Airplanes GPA Cl D
   (U.S. Dollar) Series 1
      03-15-19                                10.88        6,000,000(c)       6,506,400
AirTours
   (British Pound) Cv Sub Nts
      01-05-04                                 5.75        1,500,000(c)       2,819,188
Arcadia Financial
   Sr Nts
      03-15-07                                11.50        5,000,000          4,043,750
Barclays North America Capital
      05-15-21                                 9.75       13,600,000         15,234,229
Bat-Crave-800
      08-12-00                                 6.68       10,100,000(e)      10,190,234
      08-12-00                                 6.86        7,000,000          7,062,413
Equitable Life Assurance Society US Cl B1
      05-15-09                                 7.33        5,500,000          5,731,110
First Union-
Lehman Brothers Cl A3
   Series 1997-C2
      11-18-29                                 6.65       20,000,000         20,207,400
Fleet Capital
   Company Guaranty
      12-11-26                                 7.92       14,600,000         15,151,924
Ford Capital
   (U.S. Dollar)
      06-01-10                                 9.50       18,350,000(c)      22,706,972
FPL Energy Caithness Funding
      12-31-18                                 7.65       19,556,266(e)      18,836,595
GenAmerica Capital
   Company Guaranty
      06-30-27                                 8.53        8,000,000          7,753,160
Household Finance
   Medium-term Nts Series E
      06-17-08                                 6.40       10,000,000          9,971,124
Merrill Lynch & Co
      02-12-03                                 6.00        4,150,000          4,151,249
Merrill Lynch Mtge Investors Cl D
   Series 1996-C2
      12-21-28                                 6.96        7,515,000          7,222,366
Ohio Savings Capital
   Company Guaranty
      06-03-27                                 9.50        9,500,000         11,108,917
Salomon
   Medium-term Nts
      11-30-00                                 6.63        6,700,000          6,753,169
   Sr Nts
      05-15-99                                 7.00       21,000,000         21,068,580
Salomon Smith Barney Holdings
      01-15-03                                 6.13       15,000,000         14,864,288
Total                                                                       211,383,068

Food (0.1%)
Daya Guna
   (U.S. Dollar) Company Guaranty
      06-01-07                                10.00        4,575,000(c,e)     2,883,708

Health care (0.5%)
Alaris Medical Systems
   Company Guaranty
      12-01-06                                 9.75        6,250,000          6,414,063
Elan Finance
   Zero Coupon Cv Company Guaranty
      12-14-18                                 7.28        5,000,000(e,f)     3,006,250
Lilly (Eli)
      01-01-36                                 6.77        7,950,000          7,916,900
Phoenix Shannon
   (U.S. Dollar) Cv Sr Sub Nts
      11-01-00                                 9.50        2,000,000(b,c,e)      20,000
Sepracor
   Cv
      12-15-05                                 7.00        4,000,000(e)       4,930,000
Total                                                                        22,287,213

Health care services (1.4%)
Magellan Health Services
   Sr Sub Nts
      02-15-08                                 9.00       10,000,000          8,650,000
Novacare
   Cv Sub Deb
      01-15-00                                 5.50        5,100,000          3,595,500
Owens & Minor
   Company Guaranty Sr Sub Nts
      06-01-06                                10.88        4,000,000          4,285,000
Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                                10.00        8,500,000          7,256,875
Physician Sales & Service
   Company Guaranty
      10-01-07                                 8.50       11,250,000         11,475,000
Tenet Healthcare
   Sr Sub Nts
      12-01-08                                 8.13       22,700,000(e)      22,522,774
Total                                                                        57,785,149

Industrial equipment & services (0.3%)
AGCO
   Sr Sub Nts
      03-15-06                                 8.50        1,900,000          1,769,375
Ametek
   Sr Nts
      07-15-08                                 7.20       10,000,000          9,624,294
Total                                                                        11,393,669

Insurance (3.3%)
American General Institute Capital
   Company Guaranty Series A
      12-01-45                                 7.57       10,000,000(e)      10,507,385
Americo Life
   Sr Sub Nts
      06-01-05                                 9.25        9,400,000          9,623,250
Arkwright CSN Trust
      08-15-26                                 9.63        5,000,000(e)       5,628,987
Berkshire Hathaway
   Cv Sr Nts
      12-02-01                                 1.00        1,600,000          2,844,000
Conseco Financing Trust
   Company Guaranty
      11-15-26                                 8.70        9,300,000          8,978,281
Equitable Companies
   Sr Nts
      12-15-04                                 9.00        4,250,000          4,779,380
Executive Risk Capital
   Company Guaranty Series B
      02-01-27                                 8.68       11,500,000         12,441,983
Leucadia Natl
   Sr Sub Nts
      10-15-06                                 7.88       10,850,000         10,509,055
Lincoln Natl
      05-15-05                                 7.25        7,000,000          7,287,763
Nationwide CSN Trust
      02-15-25                                 9.88       11,500,000(e)      13,570,259
New York Life Insurance
      12-15-23                                 7.50        6,000,000(e)       5,912,720
Orion Capital
   Company Guaranty
      04-15-28                                 7.70        9,000,000          8,609,002
Presidential Life
   Sr Nts
      02-15-09                                 7.88        7,250,000          7,096,102
Principal Mutual
      03-01-44                                 8.00       10,000,000(e)      10,669,573
SAFECO Capital
   Company Guaranty
      07-15-37                                 8.07       10,000,000         10,096,007
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                 8.38        7,500,000(c,e)     8,081,024
Total                                                                       136,634,771

Leisure time & entertainment (1.9%)
Caesars World
   Sr Sub Nts
      08-15-02                                 8.88        6,000,000          6,022,500
Hammons (JQ) Hotels
   1st Mtge
      02-15-04                                 8.88        7,000,000          6,615,000
Icon Health & Fitness
   Sr Sub Nts Series B
      07-15-02                                13.00        6,000,000(b)       4,200,000
Lodgenet Entertainment
   Sr Nts
      12-15-06                                10.25        5,500,000          5,493,125
Mirage Resorts
      02-01-08                                 6.75       11,850,000         11,403,374
Time Warner
      02-01-24                                 7.57       11,875,000         12,829,078
   Sr Nts
      01-15-28                                 6.95       17,000,000         17,232,223
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                                11.25        4,000,000          3,400,000
United Artists Theatres
   Series 1995A
      07-01-15                                 9.30       12,986,538         11,708,403
Total                                                                        78,903,703

Media (4.3%)
Bresnan Communications
   Sr Nts
      02-01-09                                 8.00        2,000,000(e)       2,025,000
Chancellor Media
   Sr Nts
      11-01-08                                 8.00       10,000,000(e)      10,600,000
Clear Channel Communications
   Cv Sr Nts
      04-01-03                                 2.63        4,000,000          4,550,000
Comcast Cable Communications
      11-15-08                                 6.20        5,500,000          5,452,042
Cox Communications
      06-15-25                                 7.63        7,000,000          7,775,700
      08-01-28                                 6.80        7,000,000          7,062,355
CSC Holdings
   Series B
      08-15-09                                 8.13        5,000,000          5,481,250
   Sr Nts
      07-15-08                                 7.25       14,000,000         14,245,431
Globo Communicacoes Participacoes
   (U.S. Dollar) Sr Nts
      12-05-08                                10.63       10,000,000(c,e)     5,550,000
Jacor Communications
   Sr Sub Nts
      02-15-10                                 8.00        6,300,000(e)       6,678,000
Lamar Advertising
   Company Guaranty
      09-15-07                                 8.63        9,000,000          9,540,000
News Corp
      06-24-10                                10.15        3,622,261(i)       4,491,235
Outdoor Systems
   Company Guaranty
      06-15-07                                 8.88        8,000,000          8,600,000
Paxson Communications
   Sr Sub Nts
      10-01-02                                11.63        7,500,000          7,631,250
Price Communications Wireless
   Sr Nts
      12-15-06                                 9.13       15,000,000(e)      15,750,000
Rogers Cablesystems
   (Canadian Dollar)
      01-15-14                                 9.65        3,700,000(c)       2,516,029
TCI Communications
      08-01-15                                 8.75        2,100,000          2,591,753
Telewest Communication
   (British Pound) Cv
      02-19-07                                 5.25        2,040,000(c)       3,323,156
Time Warner Entertainment
   Sr Nts
      07-15-33                                 8.38       17,500,000         20,901,634
Turner Broadcasting
      07-01-13                                 8.38       10,000,000         11,525,999
      02-01-24                                 8.40       19,500,000         21,008,023
Total                                                                       177,298,857

Metals (1.2%)
AK Steel
   Sr Nts
      02-15-09                                 7.88       10,900,000(e)      10,872,749
EnviroSource
   Sr Nts
      06-15-03                                 9.75        4,576,000          3,969,680
   Sr Nts Series B
      06-15-03                                 9.75        5,893,000          5,112,178
Grupo Minero Mexico
   (U.S. Dollar) Company Guaranty Series A
      04-01-08                                 8.25        5,000,000(c)       4,250,000
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        6,907,229(c,e)     6,251,043
Ormet
   Company Guaranty
      08-15-08                                11.00        8,600,000(e)       8,180,750
WMC Finance USA
   (U.S. Dollar)
      11-15-13                                 7.25       10,000,000(c)      10,613,981
Total                                                                        49,250,381

Miscellaneous (3.6%)
Bistro Trust
   Sub Nts
      12-31-02                                 9.50       32,750,000(e)      31,377,774
Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
      12-01-07                                11.00        5,500,000(c)       5,280,000
Comforce Operating
   Sr Nts Series B
      12-01-07                                12.00        2,400,000          2,382,000
Continucare
   Cv Sr Sub Nts
      10-31-02                                 8.00        2,500,000            856,250
Delphes 2
   (U.S. Dollar)
      05-05-09                                 7.75        8,500,000(c)       8,415,000
ECM Funding LP
      06-10-02                                11.92        1,277,513(i)       1,277,513
FCB/NC Capital
   Company Guaranty
      03-01-28                                 8.05        9,250,000          9,689,867
First Empire Capital
   Company Guaranty
      02-01-27                                 8.23       10,450,000         10,791,685
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                 8.88        6,000,000(c,e)     5,940,000
Hyder PLC
   (U.S. Dollar)
      12-15-17                                 7.25        8,000,000(c,e)     8,031,390
ISG Resources
      04-15-08                                10.00        8,280,000          8,383,500
Network Associates
   Zero Coupon Cv Sub Deb
      02-13-18                                 3.24        7,350,000(f)       3,482,063
Norcal Waste Systems
   Company Guaranty Series B
      11-15-05                                13.50        7,500,000          8,268,750
NSM Steel
   Company Guaranty
      02-01-06                                12.00        6,925,000(b,e)     1,385,000
Omnipoint Communications
   Sr Nts
      02-17-06                                 8.53        9,890,226(e,l)     8,629,223
Penn-American Water
   1st Mtge Medium-term Nts
      11-01-17                                 7.08       13,000,000         12,944,998
Pierce Leahy Command
   Company Guaranty
      05-15-08                                 8.13       10,000,000         10,025,000
SC Intl
      09-01-07                                 9.25        7,500,000          7,593,750
Stellex Inds
   Sr Sub Nts Series B
      11-01-07                                 9.50        6,100,000          5,314,625
Total                                                                       150,068,388

Multi-industry conglomerates (1.6%)
Coltec Inds
   Company Guaranty
      04-15-08                                 7.50       11,750,000(e)      12,396,250
Hutchison Whampoa Finance
   (U.S. Dollar) Company Guaranty
      08-01-27                                 7.50        8,000,000(c,e)     6,608,242
   (U.S. Dollar) Company Guaranty Series B
      08-01-17                                 7.45        2,600,000(c,e)     2,211,688
Prime Succession
   Sr Sub Nts
      08-15-04                                10.75        3,260,000          2,347,200
Tenneco
      06-15-07                                 7.63        5,000,000          5,050,847
US Inds/USI America Holdings
   Company Guaranty
      10-15-03                                 7.13       10,000,000(e)       9,804,110
USI American Holdings
   Sr Nts Series B
      12-01-06                                 7.25       10,920,000         11,079,393
Westinghouse Electric
      06-01-01                                 8.88       10,000,000         10,459,321
Xerox
   Cv Sub Deb
      04-21-18                                  .57        6,400,000(e)       3,891,008
Total                                                                        63,848,059

Paper & packaging (2.0%)
Carter Holt Harvey
   (U.S. Dollar)
      12-01-04                                 8.88       10,500,000(c)      11,202,005
Doman Inds
   (U.S. Dollar)
      03-15-04                                 8.75        4,000,000(c)       2,960,000
   (U.S. Dollar) Sr Nts Series B
      11-15-07                                 9.25        3,500,000(c)       2,410,625
Gaylord Container
   Sr Nts
      06-15-07                                 9.75        5,650,000          5,395,750
   Sr Nts Series B
      06-15-07                                 9.38        5,350,000          4,988,875
Intl Paper
      11-15-12                                 5.13        9,000,000          7,640,510
MacMillan Bloe Delaware
   (U.S. Dollar)
      01-15-04                                 8.50        3,000,000(c)       3,154,811
Owens-Illinois
   Sr Nts
      05-15-08                                 7.35       20,000,000         19,878,384
Quno Corp
   (U.S. Dollar)  Sr Nts
      05-15-05                                 9.13        7,000,000(c)       7,350,000
Repap New Brunswick
   (U.S. Dollar) Sr Nts
      06-01-04                                 9.00        5,900,000(c)       5,546,000
Tenneco
      11-15-12                                 9.20        9,000,000         10,558,306
Total                                                                        81,085,266

Real estate investment trust (0.4%)
Property Trust of America
      02-15-14                                 7.50       15,000,000         15,160,446

Restaurants & lodging (0.4%)
Domino's
   Sr Sub Nts
      01-15-09                                10.38        6,525,000(e)       6,737,063
MGM Grand
      02-01-05                                 6.95       10,000,000          9,413,662
Total                                                                        16,150,725

Retail (1.4%)
Costco Companies
   Zero Coupon Cv Sub Nts
      08-19-17                                  .82        2,500,000(f)       2,306,250
Dairy Mart Convenience Stores
   Sr Sub Nts
      03-15-04                                10.25        5,925,000          5,576,906
Home Depot
   Cv Sub Nts
      10-01-01                                 3.25        1,000,000          2,575,000
Kroger
   Sr Nts
      07-15-06                                 8.15       13,000,000         14,406,642
Meyer (Fred)
   Company Guaranty
      03-01-08                                 7.45       10,000,000         10,576,588
Rite Aid
   Cv Sub Nts
      09-15-02                                 5.25        1,750,000          2,222,500
Wal-Mart CRAVE Trust
      07-17-06                                 7.00       14,684,907(e)      14,880,804
Wal-Mart Stores
      06-29-11                                 8.88        3,500,000          3,636,656
Total                                                                        56,181,346

Textiles & apparel (0.3%)
Westpoint Stevens
   Sr Nts
      06-15-08                                 7.88       13,000,000         13,390,000

Transportation (1.7%)
American Architectural
   Company Guaranty
      12-01-07                                11.75        7,500,000          5,990,625
Atlas Air Series C
      01-02-10                                 8.01       14,998,260         14,835,229
CSX
      05-01-27                                 7.25        9,700,000         10,259,567
Enterprise Rent-A-Car USA Finance
      02-15-08                                 6.80       10,000,000(e)       9,901,000
Enterprises Shipholding
   (U.S. Dollar) Sr Nts
      05-01-08                                 8.88        8,100,000(c)       6,388,859
Greater Beijing
   (U.S. Dollar) Sr Nts
      06-15-04                                 9.25        3,500,000(c)       1,995,000
      06-15-07                                 9.50        8,750,000(c)       4,725,000
Norfolk Southern Corp
      05-15-07                                 7.35       10,000,000         10,656,514
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                12.00       10,000,000(c,e)     5,350,000
Total                                                                        70,101,794

Utilities -- electric (9.5%)
AEP Generating
   Series F
      12-07-22                                 9.82        4,967,999          6,043,372
Appalachian Power
   1st Mtge Medium-term Nts
      12-01-22                                 8.50        5,000,000          5,241,007
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
      12-30-15                                 8.00       12,556,000         13,878,061
Cajun Electric Power
   Mtge Trust
      03-15-19                                 8.92        5,000,000          5,255,797
China Power & Light
   (U.S. Dollar) Sr Nts
      04-15-06                                 7.50        8,000,000(c)       8,179,918
Cleveland Electric Illuminating
      07-01-00                                 7.19        8,000,000          8,109,663
      07-01-04                                 7.67       20,500,000         21,508,887
   1st Mtge
      10-01-08                                 6.86       15,000,000(e)      14,660,333
   1st Mtge Series B
      05-15-05                                 9.50       18,790,000         20,086,006
   1st Mtge Series E
      07-01-23                                 9.00        5,000,000          5,259,567
CMS Energy
   Sr Nts
      05-15-02                                 8.13       10,000,000         10,301,529
      11-15-04                                 7.63       12,000,000         12,277,980
Connecticut Light & Power
   1st Mtge Series A
      06-01-01                                 7.88        3,500,000          3,603,609
   1st Mtge Series C
      06-01-02                                 7.75       28,750,000         29,562,287
EIP Funding-PNM
      10-01-12                                10.25        6,555,000          7,747,411
El Paso Electric
   1st Mtge Series E
      05-01-11                                 9.40       10,000,000         11,550,000
Espirito Santo-Escelsa
   (U.S. Dollar)
      07-15-07                                10.00        2,015,000(c)       1,128,400
Indiana & Michigan Power
   Sale Lease-backed Obligation Series F
      12-07-22                                 9.82        4,967,993          6,043,365
Israel Electric
   (U.S. Dollar) Sr Nts
      12-15-06                                 7.25       10,000,000(c)       9,834,400
Korea Electric Power
   (U.S. Dollar)
      07-01-02                                 8.00        2,800,000(c)       2,775,491
      12-01-03                                 6.38        5,000,000(c)       4,637,186
Midland Cogeneration
   Series 1991-C
      07-23-02                                10.33        4,983,706          5,313,877
Midland Funding
   Series 1994-C
      07-23-02                                10.33        2,683,185          2,860,946
   Series A
      07-23-05                                11.75       14,900,000         17,079,125
Ohio Edison
   1st Mtge
      04-01-23                                 7.88        6,000,000          6,087,246
PSI Energy
      08-01-05                                 6.50       10,000,000         10,072,036
Public Services Electric & Gas
   1st & Ref Mtge (MBIA Insured)
      03-01-06                                 6.75        5,500,000(m)       5,704,235
Salton Sea Funding
   Series C
      05-30-10                                 7.84       10,000,000         10,636,604
Sithe Independence Funding
   Series A
      06-30-07                                 8.50        7,500,000          8,023,923
      12-30-13                                 9.00        4,700,000          5,293,193
Texas Utilities Electric
      01-01-05                                 9.45        3,580,000          3,787,749
      08-01-07                                 7.17       13,900,000         14,688,452
      07-01-25                                 7.63       10,000,000         10,038,026
      10-01-25                                 7.38        3,000,000          2,977,285
Texas-New Mexico Power
      09-15-03                                10.75        5,000,000          5,262,500
   1st Mtge Series U
      09-15-00                                 9.25        6,000,000          6,217,500
TU Electric Capital
   Company Guaranty
      01-30-37                                 8.18       10,000,000         10,529,304
Tucson Electric Power
      10-01-09                                 8.50        3,250,000          3,197,188
Virginia Electric & Power
      02-01-07                                 6.75       35,000,000         35,726,785
Western Massachusetts Electric
   1st Mtge Series B
      07-01-01                                 7.38       12,000,000         12,183,163
Wisconsin Electric Power
      12-01-95                                 6.88        8,000,000          8,158,835
Total                                                                       391,522,241

Utilities -- gas (1.3%)
Coastal
   Sr Deb
      02-15-37                                 7.42        6,000,000          5,961,957
Columbia Gas System
   Series C
      11-28-05                                 6.80       18,157,000         18,727,035
Equitable Resources
      07-01-99                                 7.50        5,000,000          5,031,382
Questar Pipeline
      06-01-21                                 9.38        8,000,000          8,743,410
Southern California Gas
   1st Mtge Series BB
      03-01-23                                 7.38        6,900,000          7,005,259
Southwest Gas
   Series F
      06-15-02                                 9.75        7,900,000          8,678,513
Total                                                                        54,147,556

Utilities -- telephone (5.8%)
360 Communications
      03-01-06                                 7.50       17,470,000         18,651,344
Airtouch Communications
      05-01-08                                 6.65       10,600,000         10,898,616
Ameritech Capital Funding
      06-01-16                                 9.10%     $16,000,000        $20,098,949
Bell Atlantic Financial Services
   Cv
      09-15-05                                 4.25        4,750,000(e)       5,314,063
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                12.00        4,135,000(b)           5,169
Grupo Iusacell
   (U.S. Dollar)
      07-15-04                                10.00        3,000,000(c)       2,730,000
GTE Florida
      02-01-28                                 6.86        7,000,000          7,196,267
Indiana Bell Telephone
      08-15-26                                 7.30        4,000,000          4,385,168
Intermedia Communications
   Sr Nts Series B
      11-01-07                                 8.88        3,200,000          3,072,000
   Zero Coupon Sr Disc Nts Series B
      07-15-02                                 9.67       15,000,000(g)      10,425,000
ITC Deltacom
   Sr Nts
      03-01-08                                 8.88       12,500,000         12,500,000
MCI WorldCom
      03-15-24                                 7.75       16,400,000         16,784,408
McLeod USA
   Sr Nts
      02-15-09                                 8.13        4,250,000(e)       4,218,125
Metrocall
   Sr Sub Nts
      11-01-07                                 9.75        7,000,000          6,597,500
MetroNet Communications
   (U.S. Dollar) Sr Nts
      11-01-08                                10.63        4,800,000(c,e)     5,388,000
New York Telephone
      07-15-31                                 9.38       27,200,000         29,676,752
Philippine Long Distance Telephone
   (U.S. Dollar) Medium-term Nts Series E
      03-06-07                                 7.85        7,000,000(c,e)     5,981,342
Qwest Communications Intl
      11-01-08                                 7.50%      $9,000,000(e)      $9,495,000
Rogers Cantel
   (U.S. Dollar)
      06-01-08                                 9.38        9,300,000(c)      10,264,875
RSL Communications
   (U.S. Dollar) Sr Nts
      11-15-08                                10.50        5,500,000(c,e)     5,651,250
SBC Communications
      10-15-34                                 6.63       10,000,000          9,713,318
      07-15-43                                 7.38       10,000,000         10,523,421
U S WEST Communications
      11-10-26                                 7.20       14,000,000         13,931,351
WorldCom
      04-01-07                                 7.75       15,000,000         16,418,990
Total                                                                       239,920,908

Municipal bonds (0.4%)
Denver Colorado City & County School District 1
   Taxable-Pension-School Facilities Lease (AMBAC Insured)
      12-15-12                                 6.94        7,700,000(m)       8,119,804
New Jersey Economic Development Authority
   State Pension Funding Revenue Bond (MBIA Insured)
      02-15-29                                 7.43        4,600,000(m)       5,136,820
St. Paul Sales Tax Revenue Bonds
   RiverCentre Arena (FSA Insured)
      11-01-19                                 6.94        5,000,000(m)       4,967,500
Total                                                                        18,224,124

Total bonds
(Cost: $3,809,559,364)                                                   $3,825,141,622

Common stocks (0.1%)
Issuer                                                         Shares          Value(a)

Celcaribe                                                    528,450(b,c)    $2,113,800
Intermedia Communications                                      5,424(b)          98,310

Total common stocks
(Cost: $739,922)                                                             $2,212,110

Preferred stocks & other (1.9%)
Issuer                                                         Shares          Value(a)

APP Finance II Mauritius Cl B
      12.00%                                                   5,405(c)      $2,540,350
CNF Trust
      5.00% Cv Series A                                       74,000          4,421,500
Coltec Capital
      5.25% Cv                                                91,000(e)       3,628,625
Dairy Mart
   Warrants                                                   51,666(e)          13,950
Federal-Mogul Finance Trust
      7.00% Cm Cv                                             37,000          2,155,250
Finova Finance Trust
      5.50% Cv                                                67,000          4,790,500
Houston Inds
      7.00% Cv ACES                                           22,500(o)       2,463,750
Intermedia Communications
      7.00% Cv Series F                                      300,000          4,912,500
Intl Paper Capital
      5.25% Cm Cv                                             52,500          2,551,605
Lincoln Natl
      7.75% Cm Cv                                            168,000          4,389,000
MediaOne Group
      4.50% Cm Cv Series D                                    21,500          2,343,500
Newell Financial Trust
      5.25% Cm Cv                                             50,000          2,593,750
Owens-Illinois
   Cv                                                         80,000          3,110,000
Pinto Totta Intl Finance
      7.77%                                                   10,000(c,e)     8,837,500
Republic of Argentina
   Warrants                                                    7,000(c)         161,000
Salomon Income Financing Trust
      9.50%                                                  400,000         10,775,000
Suiza Capital
      5.50% Cm Cv                                             44,200(e)       1,602,250
      5.50% Cv                                                79,200          2,871,000
TCI Pacific Communications Cl A
      5.00%                                                    6,650          2,247,700
Tosco Financing Trust
      5.75% Cv                                                75,000          3,262,500
Tower Automotive Capital
      6.75% Cv                                                70,000          2,957,500
Union Pacific Capital
      6.25% Cm Cv                                             75,000          3,525,000
Wendys Financing
      5.00% Cm Cv Series A                                    66,000          3,597,000

Total preferred stocks & other
(Cost: $84,598,554)                                                         $79,750,730

Short-term securities (7.4%)
Issuer                                    Annualized         Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agency (3.2%)
Federal Home Loan Mtge Corp Disc Nts
      03-04-99                                 4.83%     $13,900,000        $13,890,733
      03-08-99                                 4.78       30,000,000         29,964,338
      03-08-99                                 4.81       30,700,000         30,663,314
      03-12-99                                 4.81       25,300,000         25,256,329
      03-15-99                                 4.72       15,000,000         14,968,733
      03-19-99                                 4.74       15,000,000         14,960,667
Total                                                                       129,704,114

Commercial paper (4.2%)
BMW US Capital
      03-01-99                                 4.84        7,800,000          7,797,911
CAFCO
      03-18-99                                 4.85        5,200,000(j)       5,186,744
Ciesco LP
      03-02-99                                 4.81        9,000,000          8,996,400
      03-02-99                                 4.82        2,200,000          2,199,118
      03-17-99                                 4.86        6,000,000(j)       5,985,510
Clorox
      03-04-99                                 4.82       13,300,000         13,291,133
Corporate Receivables
      03-12-99                                 5.18        5,000,000(j)       4,990,290
Dresdner US Finance
      03-02-99                                 4.85       10,600,000         10,595,716
Duke Energy
      03-02-99                                 4.82        5,000,000          4,997,992
Ford Motor Credit
      03-02-99                                 4.81        4,900,000          4,898,036
      03-02-99                                 4.83       21,000,000         20,991,548
      03-02-99                                 4.85       35,500,000         35,485,651
GTE Funding
      03-02-99                                 4.83        3,900,000          3,898,433
Household Finance
      03-02-99                                 4.82       22,400,000         22,391,022
Natl Rural Utilities
      03-05-99                                 4.84        2,600,000          2,597,911
New Center Asset Trust
      03-02-99                                 4.86       14,800,000         14,794,007
Salomon Smith Barney
      03-04-99                                 4.90        4,900,000          4,896,686
Total                                                                       173,994,108

Total short-term securities
(Cost: $303,698,669)                                                       $303,698,222

Total investments in securities
(Cost: $4,198,596,509)(q)                                                $4,210,802,684


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 28, 1999, the value of foreign securities represented 9.79% of net assets.

(d) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Security is partially or fully on loan. See Note 4 to the financial statements.

(i) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 1999, is as follows:

Security                                    Acquisition dates          Cost

ECM Funding LP

   11.92% 2002                                   04-13-92           $1,277,513

News Corp*

   10.15% 2010                                   01-29-93            3,709,304

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(k) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1999.

(m) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC    --   American Municipal Bond Association Corporation

FSA      --   Financial Security Assurance

MBIA     --   Municipal Bond Investors Assurance

(n) Negligible market value.

(o) ACES are automatically convertible to the underlying equity securities.

(p) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                                Notional amount

Sale contracts

U.S. Treasury Bond, March 1999                                     $117,200,000

(q) At Feb. 28, 1999, the cost of securities for federal income tax purposes was approximately $4,193,797,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $138,286,000

Unrealized depreciation                                            (121,280,000)
Net unrealized appreciation                                         $17,006,000

Quick telephone reference

AMERICAN EXPRESS FINANCIAL ADVISORS TELEPHONE TRANSACTION SERVICE
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:        800-437-3133
Mpls./St. Paul area:       612-671-3800

AMERICAN EXPRESS CLIENT SERVICE CORORATION
Fund performance, objectives and account inquiries: 800-862-7919

TTY SERVICE
For the hearing impaired:  800-846-4852

AMERICAN EXPRESS FINANCIAL ADVISORS
Automated account information (TouchTone(R) telephones only), including current Fund prices and performance, account values and recent account transactions: 800-862-7919

TICKER SYMBOL
Class A: INBNX    Class B: ININX    Class Y: IDBYX


                                                                S-6490 M (4/99)
                                 BULK RATE
                               U.S. POSTAGE
                                   PAID
                               PERMIT NO. 85
                                SPENCER, IA

IDS Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010


AMERICAN EXPRESS Financial Advisors